Fair value measurements (Changes in Level 3 Assets and Liabilities Measured at Fair Value on Recurring Basis) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at beginning of year	¥ 13,327	¥ 16,636	¥ 12,016
Total gains (losses)
Included in income (loss)	2,508	(5,986)	3,432
Included in other comprehensive income (loss)	(286)	227	(228)
Purchases and issuances	931	4,055	2,575
Settlements	(1,930)	(4,083)	(3,134)
Other	(1,367)	2,478	1,975
Balance at end of year	13,183	13,327	16,636
Derivative financial instruments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at beginning of year	1,010	7,544	5,127
Total gains (losses)
Included in income (loss)	2,507	(5,953)	3,460
Settlements	(479)	(1,169)	(1,579)
Other	(189)	588	536
Balance at end of year	2,849	1,010	7,544
Investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at beginning of year	12,317	9,092	6,889
Total gains (losses)
Included in income (loss)	1	(33)	(28)
Included in other comprehensive income (loss)	(286)	227	(228)
Purchases and issuances	931	4,055	2,575
Settlements	(1,451)	(2,914)	(1,555)
Other	(1,178)	1,890	1,439
Balance at end of year	¥ 10,334	¥ 12,317	¥ 9,092